GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and Administrative Expenses [Line Items]
Share-based compensation	$ 726	$ 1,209	$ 3,724
Total general and administrative	3,164	3,571	6,626
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Salaries and related expenses	1,395	1,411	1,830
Share-based compensation	610	975	2,934
Professional services	414	354	609
Office rent and maintenance	161	144	108
Depreciation	10	9	7
Others	574	678	1,138
Total general and administrative	$ 3,164	$ 3,571	$ 6,626